S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 05, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ overallotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
KPET Ultra Paceline LLC or an affiliate	$20,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, utilities and secretarial and administrative support
KPET Ultra Paceline LLC and our independent director nominees	5,750,000 Class B ordinary shares (which include anti-dilution adjustments as described in “Summary — Founder shares conversion and anti-dilution rights”)	$25,000
KPET Ultra Paceline LLC or an affiliate	235,000 private placement units to be purchased simultaneously with the closing of this offering	$2,350,000
KPET Ultra Paceline LLC	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
KPET Ultra Paceline LLC, our officers and directors, or our and their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
KPET Ultra Paceline LLC or an affiliate, or our officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender